Taxes - Income before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes
U.S. operations	$ (315)	$ 627	$ 560
Non-U.S. operations	10,481	10,715	10,840
Income from continuing operations before income taxes	$ 10,166	$ 11,342	$ 11,400